Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Stocks for Inflation ETF	Nov. 29, 2024
Fidelity Stocks for Inflation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	15.34%
Since Inception	10.99%	[1]
Fidelity Stocks for Inflation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.78%
Since Inception	10.32%	[1]
Fidelity Stocks for Inflation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.41%
Since Inception	8.48%	[1]
IXXSE
Average Annual Return:
Past 1 year	15.53%
Since Inception	11.32%
RS001
Average Annual Return:
Past 1 year	26.53%
Since Inception	12.82%

[1]	A From November 5, 2019 .